Post-Retirement Benefit Obligations - Summary of Post-retirement Benefit Obligations Recognized in Consolidated Statement of Financial Position (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Post-retirement benefit obligations	¥ 2,527	¥ 2,538
Less: current portion	(160)	(165)
Non-current portion	¥ 2,367	¥ 2,373